SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Summary of Operating Results by Segment

		Airport Security and Other Aviation Services
	Corporate		Technology	Total
Six months ended June 30, 2018:
Revenue	$-	$161,839	$6,973	$168,812
Depreciation and amortization	24	888	19	931
Net profit (loss)	(3,097)	(638)	2,204	(1,531)
Total assets	$4,035	$63,522	$3,567	$71,124

Six months ended June 30, 2017:
Revenue	$-	$132,923	$1,723	$134,646
Depreciation and amortization	22	466	17	505
Net profit (loss)	(4,474)	6,926	(1,250)	1,202
Total assets	$3,381	$63,101	$1,090	$67,572

Schedule of Revenues by Geographic Area
The following table sets forth, for the periods indicated, revenue generated by country:

	Six months ended June 30,
	2018	2017
Netherlands	$59,257	$45,776
Germany	68,656	58,197
United States of America	27,985	25,189
Other	12,914	5,484
Total	$168,812	$134,646

Schedule of Property and Equipment by Geographic Area
The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2018	2017
Netherlands	$1,738	$1,038
Germany	268	359
United States of America	726	549
Other	334	491
Total	$3,066	$2,437